Financial instruments	12 Months Ended
Dec. 31, 2017
Disclosure Of Financials instruments [Abstract]
Disclosure of financial instruments [text block]
Note 10 Financial instruments

Financial instruments in accordance with IAS 39 are detailed as follows:

10.1	Types of other financial assets

Description of other financial assets	12/31/2017 ThUS$	12/31/2016 ThUS$

Other current financial assets (1)	360,941	284,160
Derivatives (2)	6,038	4,095
Hedging assets	-	934
Total other current financial assets	366,979	289,189

Other non-current financial assets (3)	42,879	14,099
Total other non-current financial assets	42,879	14,099

(1)	Relates to term deposits with maturities exceeding 90 days and less than 360 days from the investment date.

(2)	Relates to forwards and options that were not classified as hedging instruments (see detail in Note 10.3).

(3)	The detail of other financial assets, non-current is as follows:

	12/31/2017 ThUS$	12/31/2016 ThUS$

Non-current investments not accounted for using the equity accounting method, classified as available for sale	9,179	6,899
Hedging assets	8,910	7,156
Contribution for constitution of Joint Venture (1)	24,745	-
Other financial assets, non-current	45	44
Total other financial assets, non-current	42,879	14,099

(1)
SQM Potasio S.A. contributed ThUS$24,745 to set up Western Australia Lithium (WAL). This has still not been legally constituted as a company, so the funds remain in trust waiting to be transferred to WAL.

Detail of other current financial assets

Institution	12/31/2017 ThUS$	12/31/2016 ThUS$
Banco Santander	163,269	54,364
Banco de Crédito e Inversiones	71,748	40,627
Banco Itaú - Corpbanca	77,527	63,969
Banco Security	28,592	15,007
Morgan Stanley	-	3,150
Scotiabank Sud Americano	13,764	107,043
Banco Chile	4,834	-
Banco BBVA Chile	1,207	-
Total	360,941	284,160

10.2	Trade and other receivables

	12/31/2017			12/31/2016
	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$$	ThUS$
Trade receivables	412,321	-	412,321	344,839	-	344,839
Prepayments	16,177	-	16,177	6,621	-	6,621
Other receivables	18,377	1,912	20,289	17,301	1,840	19,141
Total trade and other receivables	446,875	1,912	448,787	368,761	1,840	370,601

	12/31/2017			12/31/2016
	Assets before allowances	Allowance for doubtful trade receivables	Assets for trade receivables, net	Assets before allowances	Allowance for doubtful trade receivables	Assets for trade receivables, net
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Receivables related to credit operations, current	427,400	(15,079)	412,321	361,656	(16,817)	344,839
Trade receivables, current	427,400	(15,079)	412,321	361,656	(16,817)	344,839
Prepayments, current	16,877	(700)	16,177	9,421	(2,800)	6,621
Other receivables, current	23,409	(5,032)	18,377	19,300	(1,999)	17,301
Current trade and other receivables	40,286	(5,732)	34,554	28,721	(4,799)	23,922
Other receivables, non-current	1,912	-	1,912	1,840	-	1,840
Non-current receivables	1,912	-	1,912	1,840	-	1,840
Total trade and other receivables	469,598	(20,811)	448,787	392,217	(21,616)	370,601

The Company’s policy is to require guarantees (such as letters of credit, guarantee clauses and others) and/or maintaining insurance policies for certain accounts as deemed necessary by management.

Uncollateralized portfolio

As of December 31, 2017 the detail of the uncollateralized portfolio is as follows:

	Current	Between 1 and 30 days	Between 31 and 60 days	Between 61 and 90 days	More than 91 days	Total
	THUS$	THUS$	THUS$	THUS$	THUS$	THUS$
Number of customers, portfolio under no renegotiated terms	2,282	194	68	21	21	2,586
Portfolio under no renegotiated terms	388,516	20,022	9,909	851	8,102	427,400
Number of customers under renegotiated terms portfolio	-	-	-	-	-	-
Portfolio under renegotiated terms, gross	-	-	-	-	-	-
Total gross portfolio	388,516	20,022	9,909	851	8,102	427,400

As of December 31, 2016 the detail of the uncollateralized portfolio is as follows:

	Current	Between 1 and 30 days	Between 31 and 60 days	Between 61 and 90 days	More than 91 days	Total
	THUS$	THUS$	THUS$	THUS$	THUS$	THUS$
Number of customers, portfolio under no renegotiated terms	503	173	59	19	40	794
Portfolio under no renegotiated terms	304,072	42,732	7,218	1,182	6,452	361,656
Number of customers under renegotiated terms portfolio	-	-	-	-	-	-
Portfolio under renegotiated terms, gross	-	-	-	-	-	-
Total gross portfolio	304,072	42,732	7,218	1,182	6,452	361,656

As of December 31, 2017, 2016 and 2015, movements in provisions are as follows:

Reconciliation	12/31/2017	12/31/2016	12/31/2015
	ThUS$	ThUS$	ThUS$
Opening balance	21,616	19,731	18.980
Additional provisions	7,172	10,632	2.356
Decrease in provisions	(7,977)	(8,747)	(1.605)
Closing balance	20,811	21,616	19.731

Credit risk concentration

Credit risk concentration with respect to trade receivables is reduced due to the great number of entities in the Company’s client base and their distribution throughout the world.

10.3	Hedging assets and liabilities

The balance represents derivative instruments measured at fair value which have been classified as hedges from exchange and interest rate risks related to the total obligations associated with bonds in Chilean pesos and UF . As of December 31, 2017, the notional amount of cash flows in Cross Currency Swap contracts agreed upon in US dollars amounted to ThUS$266,335 and as of December 31, 2016 such contracts amounted to ThUS$320,155.

Hedging assets with underlying debt	Derivative instruments (Fwds)	Effect on profit or loss for the period Derivative instruments	Hedging reserve in gross equity	Deferred tax hedging reserve in equity	Hedging reserve in equity
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
December 31, 2017	8,910	5,641	2,170	-	2,170

Hedging liabilities with underlying debt	Derivative instruments (CCS)	Effect on profit or loss for the period Derivative instruments	Hedging reserve in gross equity	Deferred tax hedging reserve in equity	Hedging reserve in equity
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

December 31, 2017	17,128	33,696	41	-	41

Hedging liabilities with underlying investments	Derivative instruments (CCS)	Effect on profit or loss for the period Derivative instruments	Hedging reserve in gross equity	Deferred tax hedging reserve in equity	Hedging reserve in equity
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
December 31, 2017	(20,159)	(20,256)	97	-	97

Hedging assets with underlying debt	Derivative instruments (Fwds)	Effect on profit or loss for the period Derivative instruments	Hedging reserve in gross equity	Deferred tax hedging reserve in equity	Hedging reserve in equity
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
December 31, 2016	830	789	41	(9)	32

Hedging liabilities with underlying debt	Derivative instruments (CCS)	Effect on profit or loss for the period Derivative instruments	Hedging reserve in gross equity	Deferred tax hedging reserve in equity	Hedging reserve in equity
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

December 31, 2016	43,235	28,108	(29)	5	(24)

Hedging liabilities with underlying investments	Derivative instruments (CCS)	Effect on profit or loss for the period Derivative instruments	Hedging reserve in gross equity	Deferred tax hedging reserve in equity	Hedging reserve in equity
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
December 31, 2016	218	(294)	76	(19)	57

Hedging liabilities with underlying investments	Derivative instruments (CCS)	Effect on profit or loss for the period Derivative instruments	Hedging reserve in gross equity	Deferred tax hedging reserve in equity	Hedging reserve in equity
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
December 31, 2015	74.786	(29.245)	86	96	182

The balances in the “effect on profit or loss” column consider the interim effects of the contracts in force As of December 31, 2017, 2016 and 2015.

Derivative contract maturities are detailed as follows:

Series	Contract amount	Currency	Maturity date
	ThUS$
H	191,638	UF	01/05/2018
O	58,748	UF	02/01/2022

The Company uses cross currency swap derivative instruments to hedge the possible financial risk associated with the volatility of the exchange rate associated with Chilean pesos and UF. The objective is to hedge the exchange rate financial risks associated with bonds payable. Hedges are documented and tested to measure their effectiveness.

Based on a comparison of critical terms, hedging is highly effective, given that the hedged amount is consistent with obligations maintained for bonds denominated in Chilean pesos and UF. Likewise, hedging contracts are denominated in the same currencies and have the same expiration dates of bond principal and interest payments.

Hedge Accounting

The Company classifies derivative instruments as hedging that may include derivative or embedded derivatives either as fair value hedge derivative instruments, cash flow hedge derivative instruments, or hedge derivative instruments for net investment in a business abroad.

a) Fair value hedge

Changes in fair values of derivative instruments classified as fair value hedge derivative instruments are accounted for in gains and losses immediately along with any change in the fair value of the hedged item that is attributable to the risk being hedged.

The Company documents the relationship between hedge instruments and the hedged item along with the objectives of its risk management and strategy to carry out different hedging transactions. In addition, upon commencement of the period hedged and then on a quarterly basis, the Company documents whether hedge instruments have been efficient and met the objective of hedging market fluctuations. For this purpose, we use the effectiveness test. A hedge instrument is deemed effective if the effectiveness test result is between 80% and 125%.

The hedge instruments are classified as effective or not effective on the basis of the effectiveness test results. At present, hedges are classified as effective on the basis of the effectiveness tests. This note includes the detail of fair values of derivatives classified as hedging instruments.

b) Cash flow hedges

Cash flow hedges cover exposure to the cash flow variations attributable to a risk associated with a specific transaction that is very likely to be executed, which may have material effects on the results of the Company.

10.4       Financial liabilities

Other current and non-current financial liabilities

As of December 31, 2017 and December 31, 2016, the detail is as follows:

	12/31/2017			12/31/2016
	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Bank borrowings	163,568	-	163,568	101,270	-	101,270
Obligations with the public (bonds)	13,494	1,031,507	1,045,001	58,973	1,059,706	1,118,679
Derivatives	5,979	-	5,979	1,920	-	1,920
Hedging liabilities	37,287	-	37,287	16,981	33,732	50,713
Total	220,328	1,031,507	1,251,835	179,144	1,093,438	1,272,582

Current and non-current bank borrowings

As of December 31, 2017 and December 31, 2016, the detail is as follows:

	12/31/2017	12/31/2016
	ThUS$	ThUS$
Long-term bank borrowings	-	-

Short-term bank borrowings	163,568	101.270
Short-term borrowings and current portion of long-term borrowings	163,568	101.270
Total bank borrowings	163,568	101.270

a)       Bank borrowings, current:

As of December 31, 2017 and December 31, 2016, the detail of this caption is as follows:

Debtor			Creditor			Currency or
Tax ID No	Company	Country	Tax ID No.	Financial institution	Country	adjustment index	Repayment	Effective rate	Nominal rate
93,007,000-9	SQM.S.A.	Chile	97,018,000-1	Scotiabank Sud Americano	Chile	US$	Upon maturity	1.63%	1.63%
93,007,000-9	SQM.S.A.	Chile	97,018,000-1	Scotiabank Sud Americano	Chile	US$	Upon maturity	1.73%	1.73%
93,007,000-9	SQM.S.A.	Chile	97,018,000-1	Scotiabank Sud Americano	Chile	US$	Upon maturity	1.73%	1.73%
93,007,000-9	SQM S.A.	Chile	97,018,000-1	Banco Estado	Chile	US$	Upon maturity	1.64%	1.64%
93,007,000-9	SQM S.A.	Chile	97,018,000-1	Banco Estado	Chile	US$	Upon maturity	1.67%	1.67%
93,007,000-9	SQM S.A.	Chile	97,018,000-1	Banco Estado	Chile	US$	Upon maturity	1.67%	1.67%
79,626,800-K	SQM Salar S.A.	Chile	97,018,000-1	Banco Estado	Chile	US$	Upon maturity	1.91%	1.91%
79,626,800-K	SQM Salar S.A.	Chile	97,018,000-1	Scotiabank Sud Americano	Chile	US$	Upon maturity	1.94%	1.94%
79,947,100-0	SQM Industrial S.A.	Chile	97,030,000-7	Banco Estado	Chile	US$	Upon maturity	1.74%	1.74%
79,947,100-0	SQM Industrial S.A.	Chile	97,030,000-7	Banco Estado	Chile	US$	Upon maturity	1.65%	1.65%

		12/31/2017			12/31/2017
Debtor	Creditor	Nominal amounts			Current amounts
Company	Financial institution	Up to 90 days ThUS$	90 days to 1 year ThUS$	Total ThUS$	Up to 90 days ThUS$	90 days to 1 year ThUS$	Subtotal ThUS$	Borrowing costs ThUS$	Total ThUS$
SQM,S,A,	Scotiabank Sud Americano	-	20,000	20,000	-	20,137	20,137	-	20,137
SQM,S,A,	Scotiabank Sud Americano	-	17,000	17,000	-	17,140	17,140	-	17,140
SQM,S,A,	Scotiabank Sud Americano	-	3,000	3,000	-	3,025	3,025	-	3,025
SQM,S,A,	Banco Estado	15,000	-	15,000	15,011	-	15,011	-	15,011
SQM,S,A,	Banco Estado	15,000	-	15,000	15,011	-	15,011	-	15,011
SQM,S,A,	Banco Estado	15,000	-	15,000	15,011	-	15,011	-	15,011
SQM Salar S,A,	Banco Estado	-	20,000	20,000	-	20,071	20,071	-	20,071
SQM Salar S,A,	Scotiabank Sud Americano	-	20,000	20,000	-	20,072	20,072	-	20,072
SQM Industrial S,A,	Banco Estado	-	20,000	20,000	-	20,064	20,064	-	20,064
SQM Industrial S,A,	Banco Estado	18,000	-	18,000	18,026	-	18,026	-	18,026
Total		63,000	100,000	163,000	63,059	100,509	163,568	-	163,568

Debtor			Creditor			Currency or
Tax ID No	Company	Country	Tax ID No.	Financial institution	Country	adjustment index	Repayment	Effective rate	Nominal rate
93,007,000-9	SQM.S.A.	Chile	97,018,000-1	Scotiabank Sud Americano	Chile	US$	Upon maturity	1.00%	1.00%
93,007,000-9	SQM.S.A.	Chile	97,030,000-7	Banco Estado	Chile	US$	Upon maturity	4.3%	4.3%
93,007,000-9	SQM.S.A.	Chile	97,018,000-1	Scotiabank Sud Americano	Chile	US$	Upon maturity	0.74%	0.85%
93,007,000-9	SQM.S.A.	Chile	97,018,000-1	Scotiabank Sud Americano	Chile	US$	Upon maturity	0.74%	0.84%
79,626,800-K	SQM Salar S.A.	Chile	97,018,000-1	Scotiabank Sud Americano	Chile	US$	Upon maturity	1.34%	0.84%
79,947,100-0	SQM Industrial S.A.	Chile	97,030,000-7	Banco Estado	Chile	US$	Upon maturity	1.20%	1.20%

		12/31/2016			1231/2016
Debtor	Creditor	Nominal amounts			Current amounts
Company	Financial institution	Up to 90 days ThUS$	90 days to 1 year ThUS$	Total ThUS$	Up to 90 days ThUS$	90 days to 1 year ThUS$	Subtotal ThUS$	Borrowing costs ThUS$	Total ThUS$
SQM.S.A.	Scotiabank Sud Americano	-	20,000	20,000	30	20,000	20,030	-	20,030
SQM.S.A.	Banco Estado	-	20,412	20,412	-	20,919	20,919	-	20,919
SQM.S.A.	Scotiabank Sud Americano	-	17,000	17,000	-	17,057	17,057	-	17,057
SQM.S.A.	Scotiabank Sud Americano	-	3,000	3,000	-	3,010	3,010	-	3,010
SQM Salar S.A.	Scotiabank Sud Americano	-	20,000	20,000	-	20,042	20,042	-	20,042
SQM Industrial S.A.	Banco Estado	20,000	-	20,000	20,212	-	20,212	-	20,212
Total		20,000	80,412	100,412	20,242	81,028	101,270	-	101,270

b)       Unsecured obligations, current:

As of December 31, 2017 and December 31, 2016, the detail of current unsecured interest-bearing obligations is composed of promissory notes and bonds, as follows:
Bonds

Debtor							Periodicity
Tax ID No.	Company	País	Number of registration or ID of the instrument	Series	Maturity date	Currency or adjustment index	Payment of interest	Repayment	Effective rate	Nominal rate

93,007,000-9	SQM S.A.	Chile	-	ThUS$250,000	04/21/2018	US$	Semiannual	Upon maturity	1.47%	5.50%
93,007,000-9	SQM S.A.	Chile	-	ThUS$250,000	01/28/2018	US$	Semiannual	Upon maturity	3.17%	4.38%
93,007,000-9	SQM S.A.	Chile	-	ThUS$300,000	0403//2018	US$	Semiannual	Upon maturity	2.12%	3.63%
93,007,000-9	SQM S.A.	Chile	564	H	01/05/2018	UF	Semiannual	Semiannual	2.18%	4.90%
93,007,000-9	SQM S.A.	Chile	699	O	02/01/2018	UF	Semiannual	Upon maturity	2.80%	3.80%

			12/31/2017			12/31/2017
			Nominal maturities			Current maturities
Company	Country	Series	Up to 90 days	91 days to 1 year	Total	Up to 90 days	91 days to 1 year	Subtotal	Bond issuance costs	Total
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S,A,	Chile	ThUS$250,000	-	-	-	-	2,674	2,674	(385)	2,289
SQM S,A,	Chile	ThUS$250,000	-	-	-	4,648	-	4,648	(433)	4,215
SQM S,A,	Chile	ThUS$300,000	-	-	-	-	2,658	2,658	(615)	2,043
SQM S,A,	Chile	H	-	-	-	4,127	-	4,127	(139)	3,988
SQM S,A,	Chile	O	-	-	-	1,026	-	1,026	(67)	959
Total			-	-	-	9,801	5,332	15,133	(1,639)	13,494

Effective rates of bonds in Chilean pesos and UF are expressed and calculated in U.S. dollars based on the flows agreed in Cross Currency Swap Agreements.

Debtor							Periodicity
Tax ID No.	Company	País	Number of registration or ID of the instrument	Series	Maturity date	Currency or adjustment index	Payment of interest	Repayment	Effective rate	Nominal rate

93,007,000-9	SQM S.A.	Chile	-	ThUS$250,000	10/21/2016	US$	Semiannual	Upon maturity	1.97%	5.50%
93,007,000-9	SQM S.A.	Chile	-	ThUS$250,000	01/28/2017	US$	Semiannual	Upon maturity	3.61%	4.38%
93,007,000-9	SQM S.A.	Chile	-	ThUS$300,000	10/03/2016	US$	Semiannual	Upon maturity	2.48%	3.63%
93,007,000-9	SQM S.A.	Chile	446	C	12/01/2016	UF	Semiannual	Semiannual	1.34%	4.00%
93,007,000-9	SQM S.A.	Chile	564	H	01/05/2017	UF	Semiannual	Semiannual	2.47%	4.90%
93,007,000-9	SQM S.A.	Chile	700	M	02/01/2017	UF	Semiannual	Upon maturity	0.69%	3.30%
93,007,000-9	SQM S.A.	Chile	699	O	02/01/2017	UF	Semiannual	Upon maturity	3.00%	3.80%

			12/31/2016			12/31/2016
			Nominal maturities			Current maturities
Company	Country	Series	Up to 90 days	91 days to 1 year	Total	Up to 90 days	91 days to 1 year	Subtotal	Bond issuance costs	Total
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S,A,	Chile	ThUS$250,000	-	-	-	-	2,674	2,674	(386)	2,288
SQM S,A,	Chile	ThUS$250,000	-	-	-	4,649	-	4,649	(433)	4,216
SQM S,A,	Chile	ThUS$300,000	-	-	-	-	2,658	2,658	(615)	2,043
SQM S,A,	Chile	C	-	5,903	5,903	-	6,098	6,098	-	6,098
SQM S,A,	Chile	H	-	-	-	3,726	-	3,726	(139)	3,587
SQM S,A,	Chile	M	39,356	-	39,356	39,893	-	39,893	(11)	39,882
SQM S,A,	Chile	O	-	-	-	926	-	926	(67)	859
Total			39,356	5,903	45,259	49,194	11,430	60,624	(1,651)	58,973

Effective rates of bonds in Chilean pesos and UF are expressed and calculated in U.S. dollars based on the flows agreed in Cross Currency Swap Agreements.

c)       Non-current unsecured interest-bearing bonds

The breakdown of non-current unsecured interest-bearing bonds as of December 31, 2017 and December 31, 2016 is detailed as follows:

							Periodicity
Tax ID No.	Company	Country	Number of registration or ID of the instrument	Series	Maturity date	Currency or adjustment index	Payment of interest	Repayment	Effective rate	Nominal rate
93,007,000-9	SQM S.A.	Chile	-	ThUS$250,000	04/21/2020	US$	Semiannual	Upon maturity	5.50%	5.50%
93,007,000-9	SQM S.A.	Chile	-	ThUS$250,000	01/28/2025	US$	Semiannual	Upon maturity	4.38%	4.38%
93,007,000-9	SQM S.A.	Chile	-	ThUS$300,000	04/03/2023	US$	Semiannual	Upon maturity	3.63%	3.63%
93,007,000-9	SQM S.A.	Chile	564	H	01/05/2030	UF	Semiannual	Semiannual	4.90%	6.01%
93,007,000-9	SQM S.A.	Chile	699	O	02/01/2033	UF	Semiannual	Upon maturity	3.80%	3.80%

Nominal non-current maturities 12/31/2017							Non-current maturities 12/31/2017
Series	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Total	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Subtotal	Bond issuance costs	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
MUS$250	250,000	-	-	-	-	250,000	250,000	-	-	-	-	250,000	(517)	249,483
MUS$250	-	-	-	-	250,000	250,000	-	-	-	-	250,000	250,000	(2,636)	247,364
MUS$300	-	-	-	-	300,000	300,000	-	-	-	-	300,000	300,000	(2,618)	297,382
H	-	-	-	-	174,367	174,367	-	-	-	-	174,367	174,367	(1,532)	172,835
O	-	-	-	-	65,388	65,388	-	-	-	-	65,388	65,388	(945)	64,443
Total	250,000	-	-	-	789,755	1,039,755	250,000	-	-	-	789,755	1,039,755	(8,248)	1,031,507

As of December 31, 2017 and December 31, 2016, the breakdown of unsecured interest-bearing liabilities, non-current is as follows:

							Periodicity
Tax ID No.	Company	Country	Number of registration or ID of the instrument	Series	Maturity date	Currency or adjustment index	Payment of interest	Repayment	Effective rate	Nominal rate
93,007,000-9	SQM S.A.	Chile	-	ThUS$250,000	04/21/2020	US$	Semiannual	Upon maturity	5.94%	5.50%
93,007,000-9	SQM S.A.	Chile	-	ThUS$250,000	01/28/2025	US$	Semiannual	Upon maturity	4.62%	4.38%
93,007,000-9	SQM S.A.	Chile	-	ThUS$300,000	04/03/2023	US$	Semiannual	Upon maturity	3.95%	3.63%
93,007,000-9	SQM S.A.	Chile	446	C	12/01/2026	UF	Semiannual	Semiannual	5.57%	4.00%
93,007,000-9	SQM S.A.	Chile	564	H	01/05/2030	UF	Semiannual	Semiannual	5.22%	4.90%
93,007,000-9	SQM S.A.	Chile	699	O	02/01/2033	UF	Semiannual	Upon maturity	3.97%	3.80%

Nominal non-current maturities 12/31/2016							Non-current maturities 12/31/2016
Series	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Total	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Subtotal	Bond issuance costs	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
MUS$250	-	250,000	-	-	-	250,000	-	250,000	-	-	-	250,000	(904)	249,096
MUS$250	-	-	-	-	250,000	250,000	-	-	-	-	250,000	250,000	(3,069)	246,931
MUS$300	-	-	-	-	300,000	300,000	-	-	-	-	300,000	300,000	(3,230)	296,770
C	5,903	5,903	5,903	5,903	29,519	53,131	5,903	5,903	5,903	5,903	29,519	53,131	-	53,131
H	-	-	-	-	157,426	157,426	-	-	-	-	157,426	157,426	(1,671)	155,755
O	-	-	-	-	59,035	59,035	-	-	-	-	59,035	59,035	(1,012)	58,023
Total	5,903	255,903	5,903	5,903	795,980	1,069,592	5,903	255,903	5,903	5,903	795,980	1,069,592	(9,886)	1,059,706

  e)        Additional information

On December 15, 2017, the Company filed a request with the Financial Markets Commission (FMC, formerly the Chilean Superintendence of Securities and Insurance) to modify the bond line registered in the FMC Securities Registry on December 31, 2008, under number 563. The main objective of this change is to adapt the obligations and grounds for early payment and default to the Company's current circumstances. If the modified line is approved by the Financial Markets Commission, a series of bonds denominated Series P will be issued for a nominal value of up to UF 3 million, with a maturity date of January 15, 2028.

Once these bonds have been approved by the Financial Markets Commission, they are expected to be placed through direct sale to investors.

Bonds

On December 31, 2017 and December 31, 2016, short term bonds of ThUS$13,494 and ThUS$58,973 respectively were classified as short-term, consisting of the current portion due plus accrued interest to date; debt is presented net of bond issuance costs. The non-current portion consisted of ThUS$1,031,507 on December 31, 2017 and ThUS$1,059,706 on December 31, 2016, corresponding to the issuance series H bonds second issue single series bonds (ThUS$250), series M bonds, series O bonds, third issue single series bonds (ThUS$300) and fourth issue single series bonds (ThUS$250) excluding debt issue costs.

As of December 31, 2017 and December 31, 2016, the details of each issuance are as follows:

Series “C” bonds

On January 24, 2006, the Company placed Series C bonds for UF 3,000,000 (ThUS$101,918) at an annual rate of 4.00%.

On July 5, 2017, the Series C bond was prepaid.

As of December 31, 2017, December 31, 2016 and December 31, 2015, the Company has made the following payments with a charge to the Series C bonds:

Payments made	12/31/2017	12/31/2016	12/31/2015
	ThUS$	ThUS$	ThUS$
Principal payment	57,290	5,729	5,729
Interest payment	1,515	3,275	3,570

Single series first issue ThUS$200,000

On April 5, 2006, the Company placed Single Series bonds for ThUS$200,000 at an annual rate of 6.125% under "Rule 144 and regulation S of the U.S. Securities Act of 1933."

As of December 31, 2017, December 31, 2016 and December 31, 2015, the Company has made the following payments with a charge to the Single series bonds:

Payments made	12/31/2017 ThUS$	12/31/2016 ThUS$	12/31/2015 ThUS$
Payments of principal owed	-	200,000	-
Payments of interest	-	6,125	12,250

Series “G” and “H” bonds

On January 13, 2009, the Company placed two bond series in the domestic market. The first was Series H for UF 4,000,000 (ThUS$139,216) at an annual interest rate of 4.9%, with a term of 21 years and payment of the principal beginning in 2019. The second was Series G for ThCh$21,000,000 (ThUS$34,146), which was placed at a term of 5 years with a single payment at the maturity of the term and an annual interest rate of 7%.

As of December 31, 2017, December 31, 2016 and December 2015, the Company has made the following payments with a charge to the Series H bonds:

Payments made	12/31/2017 ThUS$	12/31/2016 ThUS$	12/31/2015 ThUS$
Payments of interest, Series H bonds	7,691	7,289	7,696

Single series bonds, second issue ThUS$250,000

On April 21, 2010, the Company informed the Financial Markets Commission (formerly the Chilean Superintendence of Securities and Insurance) of its placement in international markets of an unsecured bond of ThUS$250,000 with a maturity of 10 years beginning on the aforementioned date with an annual interest rate of 5.5% and destined to refinance long-term liabilities.

As of December 31, 2017, December 31, 2016 and December 31, 2015, the detail of payments charged to the line of single series bonds, second issue is as follows:

Payments made	12/31/2017 ThUS$	12/31/2016 ThUS$	12/31/2015 ThUS$
Interest payment	13,750	13,750	13,750

Series “M” and “O” bonds

On April 4, 2012, the Company placed two bond series in the domestic market. Series M for UF 1,000,000 (ThUS$46,601) was placed at a term of 5 years with a single payment at the maturity of the term and an annual interest rate of 3.3%. Series O for UF 1,500,000 (ThUS$69,901) was placed at a term of 21 years with a single payment at the maturity of the term and an annual interest rate of 3.80%

As of December 31, 2017, December 31, 2016 and December 2015 the Company has made the following payments with a charge to the Series M and O bonds:

Payments made	12/31/2017 ThUS$	12/31/2016 ThUS$	12/31/2015 ThUS$
Principal paymen, Series M bondst	40,726	-	-
Payment of interest, Series M bonds	667	1,242	1,248
Payment of interest, Series O bonds	2,301	2,142	2,153

Single series bonds, third issue ThUS$300,000

On April 3, 2013, the Company issued a non-guaranteed bond in the United States with a value of US$300 million. The bond is for a 10-year term with an annual coupon rate of 3.625% and an annual yield of 3.716%. This rate equates to a difference of 180 basis points to comparable US Treasury bonds. The funds raised will be used to refinance long term liabilities and finance general corporate objectives.

As of December 31, 2017, December 31, 2016 and December 31, 2015, the following payments have been made with a debit to the line of single-series bonds, third issue:

Payments made	12/31/2017 ThUS$	12/31/2016 ThUS$	12/31/2015 ThUS$
Payment of interest	10,875	10,875	10,875

Single series bonds, fourth issuance ThUS$250

On October 23, 2014, the Company informed the Financial Markets Commission (formerly the Chilean Superintendence of Securities and Insurance) that Sociedad Química y Minera de Chile S.A. had agreed to issue and place unsecured bonds of ThUS$250,000 in international markets. These mature in 2025 and have annual interest rate of 4.375%, equivalent to a spread of 215 basis points on comparable US Treasury bonds, which were offered to investors at a price of 99.410% with respect to capital. The aforementioned agreement was agreed on October 23, 2014 and the issuance and placement of such bonds was performed in conformity with the provisions of Rule 144A of the US Securities Act of 1933 and these bonds will not be publicly offered in Chile.

As of December 31, 2017, December 31, 2016 and December 31, 2015, the following payments have been made.

Payments made	12/31/2017 ThUS$	12/31/2016 ThUS$	12/31/2015 ThUS$
Payment of interest	10,938	10,938	8,203

10.5	Trade and other payables

	12/31/2017			12/31/2016
	Current	Non- current	Total	Current	Non- current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Accounts payable	195,858	-	195,858	200,215	-	200,215
Other accounts payable	422	-	422	281	-	281
Total	196,280	-	196,280	200,496	-	200,496

Purchase commitments held by the Company are recognized as liabilities when the goods and services are received by the Company. As of December 31, 2017, the Company has purchase orders amounting to ThUS$41,601 (ThUS$19,959 as of December 31, 2016).

10.6	Financial liabilities at fair value through profit or loss

This balance relates to derivative instruments measured at their fair value, which has generated balances against the Company. The detail of this type of instrument is as follows:

Financial liabilities at fair value through profit or loss		Effect on profit or loss as of 12/31/2017		Effect on profit or loss as of 12/31/2016		Effect on profit or loss as of 12/31/2015
	12/31/2017 ThUS$	ThUS$	12/31/2016 ThUS$	ThUS$	12/31/2015 ThUS$	ThUS$
Current
Derivate instruments (options)	-	-	-	-	215	1,304
Derivative instruments (IRS)	-	-	-	(229)	283	(242)
	-	-	-	(229)	498	1,062

Balances in the “effect on profit or loss” column consider the effects of agreements which were in force as of December 31, 2017, including derivatives received during the year.

10.7	Financial asset and liability categories

a)       Financial Assets

		12/31/2017			12/31/2016
	Financial	Current	Non-current	Total	Current	Non-current	Total
Description of financial assets	instruments	Amount ThUS$	Amount ThUS$	Amount ThUS$	Amount ThUS$	Amount ThUS$	Amount ThUS$
Cash and cash equivalent		630,438	-	630,438	514,669	-	514,669
Trade receivables due from related parties		59,132	-	59,132	82,259	-	82,259

Financial assets measured at amortized cost	Term deposits	360,941	45	360,986	284,160	44	284,204

Loans and receivables measured at amortized cost	Trade and other receivables	446,875	1,912	448,787	368,761	1,840	370,601

Total financial assets measured at amortized cost		1,497,386	1,957	1,499,343	1,249,849	1,884	1,251,733

Financial assets at fair value through profit or loss	Derivative instruments	6,038	8,910	14,948	5,029	7,156	12,185
Financial assets classified as available for sale at fair value through equity	Other investments	-	33,924	33,924	-	6,899	6,899
Total financial assets at fair value		6,038	42,834	48,872	5,029	14,055	19,084
Total financial assets		1,503,424	44,791	1,548,215	1,254,878	15,939	1,270,817

b)       Financial liabilities

		12/31/2017			12/31/2016
	Financial	Current	Non-current	Total	Current	Non-current	Total
Description of financial liabilities	instruments	Amount ThUS$	Amount ThUS$	Amount ThUS$	Amount ThUS$	Amount ThUS$	Amount ThUS$

Trade payables due to related parties		1,365	-	1,365	7	-	7

Financial liabilities at fair value through profit or loss	Derivative instruments	43,266	-	43,266	18,901	33,732	52,633

Financial liabilities at fair value through profit or loss		44,631	-	44,631	18,908	33,732	52,640

Financial liabilities measured at amortized cost	Bank borrowings	163,568	-	163,568	101,270	-	101,270

Financial liabilities measured at amortized cost	Obligations with the public	13,494	1,031,507	1,045,001	58,973	1,059,706	1,118,679

Financial liabilities measured at amortized cost	Trade and other payables	196,280	-	196,280	200,496	-	200,496

Total financial liabilities measured at amortized cost		373,342	1,031,507	1,404,849	360,739	1,059,706	1,420,445

Total financial liabilities		417,973	1,031,507	1,449,480	379,647	1,093,438	1,473,085

10.8	Fair value measurement of assets and liabilities

Financial assets and liabilities measured at fair value consist of Options and Forwards hedging the mismatch in the balance sheet and cash flows, Cross Currency Swaps (CCS) to hedge bonds issued in local currency ($/UF), and Interest Rate Swaps (IRS) to hedge LIBOR rate debt issued.

The value of the Company’s assets and liabilities recognized by CCS contracts is calculated as the difference between the present value of discounted cash flows of the asset (pesos/UF) and liability (US$) parts of the derivative. In the case of the IRS, the asset value recognized is calculated as the difference between the discounted cash flows of the asset (variable rate) and liability (fixed rate) parts of the derivative. Forwards: Are calculated as the difference between the strike price of the contract and the spot price plus the forwards points at the date of the contract. Options: The value recognized is calculated using the Black-Scholes method.

In the case of CCS, the entry data used for the valuation models are UF, peso,USD and basis swap rates. In the case of fair value calculations for IRS, the FRA (Forward Rate Agreement) rate and ICVS 23 Curve (Bloomberg: cash/deposits rates, futures, swaps). In the case of forwards, the forwards curve for the currency in question is used. Finally, with options, the spot price, risk-free rate and volatility of exchange rate are used, all in accordance with the currencies used in each valuation. The financial information used as entry data for the Company’s valuation models is obtained from Bloomberg, the well-known financial software company. Conversely, the fair value provided by the counterparties of derivatives contracts is used only as a control and not for valuation.

The effects on profit or loss of movements in these amounts may be recognized in the caption Finance costs, foreign currency translation gain (loss) or cash flow hedges in the statement of comprehensive income, depending on each particular case.

The fair value measurement of debt is only performed to determine the present market value of secured and unsecured long-term obligations; bonds denominated in local currency (Ch$/UF) and foreign currency (US$), credits denominated in foreign currency (US$), which is classified under Level 2 in the fair value hierarchy established by IFRS.

The value of the Company’s reported liabilities is calculated as the present value of discounted cash flows at market rates at the time of valuation, taking into account the maturity date and exchange rate. The entry data used for the model includes the UF and peso rates, which are obtained using Bloomberg, the well-known financial software company and the ‘Asociación de Bancos e Instituciones Financieras’ (ABIF) (Association of Banks and Financial Institutions’).

Fair value hierarchy

The fair value hierarchy is detailed as follows:

a)	Level 1: using quoted prices (unadjusted) only in active markets.

b)	Level 2: when in any phase in the valuation process inputs other than quoted prices have been used in Level 1 that are observable directly in markets.

c)	Level 3: inputs for the asset or liability that are not based on observable market data.

The valuation technique used for determining fair value of our hedging instruments is that indicated in Level 2.

	Fair value	Measurement methodology
	12/31/2017	Level 1	Level 2	Level 3
	ThUS$	ThUS$	ThUS$	ThUS$
Financial assets
Investment
Investment SQM Australia	24,746	24,746	-	-
Shares	9,159	9,159	-	-
Non-hedging derivatives
Forwards	2,744	-	2,744	-
Options	110	-	110	-
Swaps	3,184	-	3,184	-
Hedging derivatives
Swaps	8,726	-	8,726	-
Deposits, more than 90 days	360,941		360,941	-
Other	249	-	249	-
Financial liabilities
Non-hedging derivatives
Forwards	5,534	-	5,534	-
Options	445	-	445	-
Hedging derivatives
Swaps	37,287	-	37,287	-
Bank loans	163,568	-	163,568	-
Non-guaranteed bonds	1,039,956	-	1,039,956	-
Other	5,945	-	5,945	-

	Fair value	Measurement methodology
	12/31/2016	Level 1	Level 2	Level 3
	ThUS$	ThUS$	ThUS$	ThUS$
Financial assets
Investment
Shares	6,879	6,879	-	-
Non-hedging derivatives
Forwards	924	-	924	-
Options	426	-	426	-
Swaps	2,745	-	2,745	-
Hedging derivatives
Swaps	8,090	-	8,090	-
Deposits, more than 90 days	284,159		284,159	-
Other	2,809	-	2,809	-
Financial liabilities
Non-hedging derivatives
Forwards	871	-	871	-
Options	363	-	363	-
Hedging derivatives
Swaps	50,713	-	50,713	-
Bank loans	101,270	-	101,270	-
Non-guaranteed bonds	1,103,324	-	1,103,324	-
Other	16,041	-	16,041	-

10.9	Financial assets pledged as a guarantee

On November 4, 2004, Isapre Norte Grande maintains a guarantee equivalent to the total amount owed to its members and healthcare providers, which is managed and maintained by Banco de Chile.

As of December 31, 2017 and December 31, 2016, assets pledged as guarantees are as follows:

Restricted cash	12/31/2017 ThUS$	12/31/2016 ThUS$
Isapre Norte Grande Ltda.	771	685
Total	771	685

10.10	Estimated fair value of financial instruments and financial derivatives

As required by IFRS 7, the following information is presented for the disclosure of the estimated fair value of financial assets and liabilities.

Although inputs represent Management's best estimate, they are subjective and involve significant estimates related to the current economic and market conditions, as well as risk features.

Methodologies and assumptions used depend on the risk terms and characteristics of instruments and include the following as a summary:

-	Cash equivalent approximates fair value due to the short-term maturities of these instruments.

-	The fair value of trade receivables, current is considered to be equal to the carrying amount due to the maturity of such accounts at short-term.

-	The fair value of other current financial liabilities is considered to be equal to their carrying values.

-	For interest-bearing liabilities with original maturity of more than a year, fair values are calculated by discounting contractual cash flows at their original current market rates with similar terms.

-	The fair value of debt is considered in Level 2.

-	For forward and swap contracts, fair value is determined using quoted market prices of financial instruments with similar characteristics.

The detail of the Company’s instruments at carrying value and estimated fair value is as follows:

	12/31/2017		12/31/2016
	Carrying value	Fair value	Carrying value	Fair value
	ThUS$	ThUS$	ThUS$	ThUS$
Cash and cash equivalents	630,438	630,438	514,669	514,669
Current trade and other receivables	446,875	446,875	368,761	368,761

Receivables due from related parties, current	59,132	59,132	82,259	82,259
Other financial assets, current:
- Time deposits	360,941	360,941	284,160	284,160
- Derivative instruments	6,038	6,038	4,095	4,095
- Hedging assets	-	-	934	934
Total other current financial assets	366,979	366,979	289,189	289,189
Non-Current Trade Receivables	1,912	1,912	1,840	1,840
Other non-current financial assets:	42,879	42,879	14,099	14,099
Total other non-current financial assets:	42,879	42,879	14,099	14,099
Other financial liabilities, current:
- Bank loans	163,568	163,568	101,270	101,270
- Derivative instruments	5,979	5,979	1,920	1,920
- Hedging liabilities	37,287	37,287	16,981	16,981
- Unsecured obligations	13,494	13,494	58,973	58,973
Other financial liabilities, current	220,328	220,328	179,144	179,144
Current and non-current accounts payable	196,280	196,280	200,496	200,496
Payables due to related parties, non-current	1,365	1,365	7	7
Other non-current financial liabilities:
- Bank loans	-	-	-	-
- Unsecured obligations	1,031,507	1,131,639	1,059,706	1,195,512
- Non-current hedging liabilities	-	-	33,732	33,732
Other non-current financial liabilities:	1,031,507	1,131,639	1,093,438	1,229,244

All the fair value estimates are included in levels 1 and 2.

10.11	Nature and scope of risks arising from financing instruments

As indicated in paragraphs 33 to 42 of IFRS 7 the disclosure of information associated with the nature and scope of risks arising from financial instruments is presented in Note 4 - Financial Risk Management.